STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,912,959)	$ (168,323)	$ (164)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,562
Stock-based compensation	30,376,431	72,309
Loss on related party loan conversions	489,418
Gain on extinguishment of debt			(17,288)
Decrease (Increase) in operating assets:
Prepaid expenses	(276,117)	(9,167)
Increase (Decrease) in operating liabilities:
Accounts payable and accrued liabilities	368,401	53,290	13,307
Line of credit	(1,929)	1,985
Net Cash Used in Operating Activities	(5,952,193)	(49,906)	(4,145)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(29,910)
Net Cash Used in Investing Activities	(29,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party debt		45,288	4,145
Payments made to related party debt	(10,365)
Proceeds from current year related party loan converted to common shares	49,980
Proceeds from exercise of warrants	1,440,000
Proceeds from issuance of common shares and warrants	4,719,373
Net Cash Provided by Financing Activities	6,198,988	45,288	4,145
Net increase (decrease) in cash and cash equivalents	216,885	(4,618)
Cash and cash equivalents, beginning of period	809	5,427	5,427
Cash and cash equivalents, end of period	217,694	809	5,427
Supplemental cash flow information:
Cash paid for interest	5
Cash paid for taxes	0	0	$ 0
Non-cash financing transactions:
Related party subscription receivable recorded to contributed capital		2,500
Related party loan forgiven to contributed capital		37,557
Related party assumption of accounts payable		$ 33,782
Prior year related party loan converted to common shares	$ 35,000